Research and development expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development Expense [Abstract]
Research and development expense	₩ 721,437	₩ 705,504	₩ 611,220